Audit and Other Services - Summary of Audit and Other Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Audit fees:
Fees payable to the Company's auditor and its associates for the audit of the Santander UK group's annual accounts	£ 11.2	£ 10.0	£ 8.0
Audit of the Santander UK group's subsidiaries	0.9	1.4	1.3
Total audit fees	12.1	11.4	9.3
Non-audit fees:
Audit-related assurance services	0.8	0.8	0.8
Other assurance services	0.1	0.3	0.2
Other non-audit services	0.2	0.0	0.2
Total non-audit fees	1.1	1.1	1.2
Prior year audit services
Non-audit fees:
Auditors fee	£ 1.2	£ 0.8	£ 0.1